Retirement benefit plan - Changes in Fair Value of Plan Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in fair value of plan assets [Abstract]
At beginning of period	SFr (3,213)	SFr (7,098)	SFr (7,464)
Employer's contributions	1,567	1,210	1,089
At end of period	(5,770)	(3,213)	(7,098)
Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period	1,600
Fair Value of Plan Assets [Member]
Changes in fair value of plan assets [Abstract]
At beginning of period	29,197	26,791	22,749
Interest income	705	87	48
Employees' contributions	1,396	1,056	959
Employer's contributions	1,567	1,210	1,089
Benefits deposited	1,265	2,327	894
Return on plan assets excluding interest income	1,160	(2,274)	1,052
At end of period	SFr 35,290	SFr 29,197	SFr 26,791